Equity	6 Months Ended
Jun. 30, 2023
SHAREHOLDERS' EQUITY:
Equity
Note 3:	Equity

1.
On February 7, 2023, the Company completed a public offering of 1,964,286 new ordinary shares which were issued in consideration to offering price of $14.0 per share. The gross proceeds were $27,500, before deducting commissions and other offering expenses in the amount of $2,031.

2.
On February 15, 2023, the Company granted to its employees and officers 130,600 share options for an exercise price of $13.32 per share and 9,100 RSUs. The share options vest over a period of 4 years. The total value was estimated at $1,129.

3.
On April 3, 2023, the Company granted to its board members and officers 160,400 share options for an exercise price of $11.89 and $11.91 per share. The grants to the directors and CEO were subject to the approval of the shareholders’ meeting held on May, 2023. The share options vest over a period of 1-4 years and the total value was estimated at $884.

4.
On May 31, 2023 the Shareholders of the Company approved an amendment to Article 6 of the Company’s Amended and Restated Articles of Association, which increased the Company’s authorized share capital from 900,000 NIS consisting of 12,857,143 ordinary shares par value NIS 0.07 to NIS 1,400,000, consisting of 20,000,000 ordinary shares, par value NIS 0.07 per share.

5.	On May 31, 2023 the Shareholders of the Company approved the increase by 1,000,000 in the number of ordinary shares available for issuance under the Company’s 2014 Equity Incentive Plan.

6.
On May 31, 2023 the Shareholders of the Company approved the extension to the exercise period of options which were granted to the company’s directors on April 23, 2020 for an additional five years, until April 23, 2030. According to this extension, an expense of $146 was recognized.